United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 93.7%
		Consumer Discretionary – 4.7%
70,148		Bob Evans Farms, Inc.	2,198,438
25,000		Darden Restaurants, Inc.	1,178,250
91,445		Genuine Parts Co.	4,818,237
62,455		Home Depot, Inc.	2,340,189
52,500		Leggett and Platt, Inc.	1,210,650
127,835		Meredith Corp.	4,507,462
163,700		Regal Entertainment Group	2,445,678
88,530		Viacom, Inc., Class B	3,953,750
		TOTAL	22,652,654
		Consumer Staples – 6.5%
178,190		Altria Group, Inc.	4,520,680
19,580		Diageo PLC, ADR	1,532,331
125,675		H.J. Heinz Co.	6,311,399
57,720		Imperial Tobacco Group PLC, ADR	3,694,657
22,020		Kimberly-Clark Corp.	1,451,118
61,780		Molson Coors Brewing Co., Class B	2,825,199
56,735		Philip Morris International, Inc.	3,561,823
213,195		Reynolds American, Inc.	7,316,853
		TOTAL	31,214,060
		Energy – 15.0%
130,955		ARC Resources Ltd.	3,828,029
100,505		BP PLC, ADR	4,871,477
65,650		Baytex Energy Corporation	3,773,921
112,860		Bonavista Energy Corp.	3,562,777
123,615		Chevron Corp.	12,825,056
187,800		ConocoPhillips	14,623,986
78,680		Crescent Point Energy Corp.	3,804,628
100,270		ENI SpA, ADR	4,898,189
50,000	[1]	Kinder Morgan, Inc.	1,525,000
35,400		Royal Dutch Shell PLC, Class A, ADR	2,557,650
93,285		Ship Finance International Ltd.	1,939,395
159,465		Total SA, ADR	9,775,205
69,740		Vermilion Energy, Inc.	3,664,481
		TOTAL	71,649,794
		Financials – 17.9%
108,953		Ace Ltd.	6,891,277
97,370		American Financial Group, Inc.	3,371,923
60,440		Assurant, Inc.	2,455,677
85,355		BB&T Corp.	2,355,798
155,625		Bank of America Corp.	2,223,881
19,075		Chubb Corp.	1,157,471
181,085		Cincinnati Financial Corp.	6,165,944
346,830		Hospitality Properties Trust	7,977,090
208,705		J.P. Morgan Chase & Co.	9,744,437
40,485		M & T Bank Corp.	3,564,704
134,105		Mercury General Corp.	5,517,080
173,085		PNC Financial Services Group	10,679,345

Shares			Value
153,345		Sun Life Financial Services of Canada	5,097,188
41,655		The Travelers Cos., Inc.	2,496,384
346,760		U.S. Bancorp	9,615,655
182,195		Wells Fargo & Co.	5,877,611
		TOTAL	85,191,465
		Health Care – 10.3%
50,565		Abbott Laboratories	2,432,176
21,480		AstraZeneca PLC, ADR	1,056,172
31,115		Bayer AG, ADR	2,418,569
175,428		Bristol-Myers Squibb Co.	4,527,797
57,045		Cardinal Health, Inc.	2,375,354
24,750		Covidien PLC	1,273,387
125,630		Eli Lilly & Co.	4,341,773
147,385		GlaxoSmithKline PLC, ADR	5,690,535
52,375		Johnson & Johnson	3,217,920
61,250		Medtronic, Inc.	2,445,100
134,135		Merck & Co., Inc.	4,368,777
657,875		Pfizer, Inc.	12,657,515
56,090		UnitedHealth Group, Inc.	2,388,312
		TOTAL	49,193,387
		Industrials – 6.9%
24,695		Caterpillar, Inc.	2,541,856
27,795		Deere & Co.	2,505,719
39,580		Dover Corp.	2,543,015
807,595		General Electric Co.	16,894,888
22,335		Honeywell International, Inc.	1,293,420
95,370		United Parcel Service, Inc.	7,038,306
		TOTAL	32,817,204
		Information Technology – 7.4%
116,255	[1]	Cisco Systems, Inc.	2,157,693
73,635		IBM Corp.	11,920,034
60,385		KLA-Tencor Corp.	2,947,996
70,025		Microchip Technology, Inc.	2,584,623
431,135		Microsoft Corp.	11,459,568
218,995		Nokia Oyj, Class A, ADR	1,889,927
72,715		Paychex, Inc.	2,445,405
		TOTAL	35,405,246
		Materials – 4.3%
60,620		ArcelorMittal	2,222,935
106,745		CRH PLC, ADR	2,462,607
67,815		Dow Chemical Co.	2,520,006
44,070		Freeport-McMoran Copper & Gold, Inc.	2,333,507
72,425		Huntsman Corp.	1,278,301
43,555		International Paper Co.	1,209,958
14,050		PPG Industries, Inc.	1,241,739
210,100		RPM International, Inc.	4,825,997
34,255		Rio Tinto PLC, ADR	2,434,845
		TOTAL	20,529,895
		Telecommunication Services – 12.5%
503,020		AT&T, Inc.	14,275,707
258,225		BCE, Inc.	9,585,312

Shares			Value
197,710		CenturyLink, Inc.	8,141,698
707,280	[1]	Deutsche Telekom AG, ADR	9,491,698
264,820		Verizon Communications, Inc.	9,777,154
288,645		Vodafone Group PLC, ADR	8,261,020
		TOTAL	59,532,589
		Utilities – 8.2%
41,100		Ameren Corp.	1,149,156
302,585		CMS Energy Corp.	5,827,787
147,890		CenterPoint Energy, Inc.	2,345,535
173,280		DPL, Inc.	4,508,746
27,600		DTE Energy Co.	1,299,408
63,150		FirstEnergy Corp.	2,418,645
48,385		Integrys Energy Group, Inc.	2,369,413
32,955		National Grid PLC, ADR	1,539,658
141,345		Northeast Utilities Co.	4,811,384
86,380		ONEOK, Inc.	5,577,557
62,590		Pepco Holdings, Inc.	1,172,311
58,660		SCANA Corp.	2,374,557
62,125		Scottish & Southern Energy PLC, ADR	1,266,107
62,865		Southern Co.	2,395,785
		TOTAL	39,056,049
		TOTAL COMMON STOCKS (IDENTIFIED COST $378,333,044)	447,242,343
		Purchased PUT Options – 0.1%
42,300,000		EUR PUT/USD CALL, Exercise Price $1.15, Expiration Date 12/30/2011	308,790
32,900,000		GBP PUT/USD CALL, Exercise Price $1.35, Expiration Date 12/30/2011	174,370
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $690,548)	483,160
		MUTUAL FUND – 5.5%
26,122,196	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	26,122,196
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $405,145,788)[4]	473,847,699
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	3,541,932
		TOTAL NET ASSETS — 100%	$477,389,631

At February 28, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
3/1/2011	749,846 Canadian Dollar	$766,714	$5,090

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2011, the cost of investments for federal tax purposes was $405,145,788. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $68,701,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,238,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,536,903.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$337,758,365	$ —	$ —	$337,758,365
International	109,483,978	—	—	109,483,978
Purchased Put Options	—	483,160	—	483,160
Mutual Fund	26,122,196	—	—	26,122,196
TOTAL SECURITIES	$473,364,539	$483,160	$ —	$473,847,699
OTHER FINANCIAL INSTRUMENTS*	$5,090	$ —	$ —	$5,090
*	Other financial instruments include a foreign exchange contract.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011